Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2023
Bonds Payable
Schedule of contractual maturities of bond payables

Years ending December 31:	Principal	Interest	Total
2024	$—	$1,463	$1,463
2025	—	1,463	1,463
2026	36,565	975	37,540
	$36,565	$3,901	$40,466